Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of significant accounting policies
Schedule of finite-lived intangible assets, useful life
Category	Useful Life
License	2 years

Schedule of property plant and equipment useful life
Useful life
Property and buildings	20 years
Machinery and equipment	10 years
Vehicles	4 years
Office equipment	3 - 5 years